Shareholder Report	12 Months Ended
	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2023
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Domini Investment Trust
Entity Central Index Key	0000851680
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000217517
Shareholder Report [Line Items]
Fund Name	Domini Sustainable Solutions Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	LIFEX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Domini Sustainable Solutions Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$124	1.15%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Institutional Shares returned 15.37% for the trailing twelve months ended July 31, 2024, outperforming the MSCI World Equal Weighted Net Total Return Index (the “benchmark”), which returned 9.86%, and underperforming the MSCI World Investable Market Net Total Return Index, which returned 17.55%. This Fund is a high-conviction portfolio of fewer than 50 names, constructed through bottom-up stock selection, and it is not managed or constrained to a benchmark.

Equities generally experienced strong positive returns over the period, boosted by falling inflation, resilient economic data, and expectations for lower interest rates. Mega-capitalization and growth stocks outperformed, with swelling enthusiasm around artificial intelligence (AI) driving particularly strong results for large technology stocks.

Several of the top individual contributors to the Fund’s performance relative to the benchmark were Industrials sector companies in Domini’s ‘Sustainable Communities’ theme, including building systems contractor Comfort Systems USA and Dutch sustainable design and engineering firm Arcadis; as well as Information Technology sector companies in Domini’s ‘Digital Divide’ theme, including cybersecurity companies CrowdStrike and Palo Alto Networks. Fund investments that detracted from performance during the twelve-month period included several Health Care sector companies in Domini’s ‘Health and Well-Being’ theme, including medical device makers Inspire Medical Systems and Dexcom, as well as companies in Domini’s ‘Low-Carbon Transition’ theme, including renewable energy and energy efficiency company Ameresco and electric vehicle manufacturer Tesla.

  Top Absolute Contributors ↑

  Top Absolute Detractors ↓

  Sectors:

  Industrials (overweight)

  Information Technology (overweight)

  Financials (underweight)

  Stocks:

  CrowdStrike Holdings, Inc. (overweight)

  Comfort Systems USA, Inc. (out-of-benchmark)

  Arcadis N.V. (out-of-benchmark)

  Sectors:

  Financials (underweight)

  Consumer Discretionary (underweight)

  Energy (excluded)

  Stocks:

  Inspire Medical Systems, Inc. (out-of-benchmark)

  Tesla, Inc. (overweight)

  STMicroelectronics N.V. (overweight)

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Line Graph [Table Text Block]
	Institutional shares	MSCI World Equal Weighted Index (net)	MSCI World Investable Market Index (net)
4/1/2020	$500,000	$500,000	$500,000
4/30/2020	$584,000	$551,030	$556,010
5/31/2020	$643,500	$581,419	$584,278
6/30/2020	$680,500	$592,620	$599,682
7/31/2020	$764,500	$610,794	$627,766
8/31/2020	$824,500	$645,808	$669,004
9/30/2020	$831,000	$630,282	$646,905
10/31/2020	$821,500	$616,886	$629,322
11/30/2020	$944,000	$709,275	$711,701
12/31/2020	$1,005,703	$739,411	$744,558
1/31/2021	$1,037,745	$734,492	$739,972
2/28/2021	$990,199	$758,678	$761,206
3/31/2021	$935,418	$784,777	$785,340
4/30/2021	$937,485	$811,460	$821,114
5/31/2021	$914,229	$828,977	$832,328
6/30/2021	$971,077	$828,857	$843,344
7/31/2021	$988,132	$834,769	$855,764
8/31/2021	$1,007,253	$851,916	$876,998
9/30/2021	$954,023	$824,655	$841,738
10/31/2021	$1,060,484	$850,845	$887,224
11/30/2021	$982,964	$815,068	$864,850
12/31/2021	$942,931	$849,397	$901,204
1/31/2022	$830,729	$804,800	$851,044
2/28/2022	$825,874	$796,577	$832,287
3/31/2022	$852,846	$805,008	$853,293
4/30/2022	$733,091	$745,361	$782,916
5/31/2022	$729,315	$747,626	$783,244
6/30/2022	$674,293	$678,097	$714,154
7/31/2022	$747,117	$724,118	$771,842
8/31/2022	$710,974	$695,261	$740,420
9/30/2022	$654,334	$626,223	$670,746
10/31/2022	$695,331	$665,011	$719,592
11/30/2022	$732,012	$722,700	$768,956
12/31/2022	$687,779	$706,658	$737,027
1/31/2023	$738,486	$764,165	$791,059
2/28/2023	$732,012	$743,464	$772,390
3/31/2023	$734,170	$748,720	$791,082
4/30/2023	$702,883	$758,408	$803,343
5/31/2023	$694,252	$730,774	$793,751
6/30/2023	$735,249	$770,528	$841,932
7/31/2023	$754,129	$803,650	$871,652
8/31/2023	$732,012	$773,859	$849,478
9/30/2023	$699,646	$741,021	$811,977
10/31/2023	$666,741	$705,552	$785,629
11/30/2023	$735,788	$773,428	$859,231
12/31/2023	$780,562	$824,700	$905,640
1/31/2024	$791,890	$816,967	$912,606
2/29/2024	$838,281	$835,165	$950,436
3/31/2024	$849,609	$865,770	$981,652
4/30/2024	$811,309	$833,857	$943,694
5/31/2024	$867,410	$860,457	$985,920
6/30/2024	$862,989	$846,781	$1,001,871
7/31/2024	$870,010	$882,870	$1,024,661

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception (4/1/20)
Institutional shares	15.37%	13.64%
MSCI World Equal Weighted Index (net)	9.86%	14.01%
MSCI World Investable Market Index (net)	17.55%	17.99%

AssetsNet	$ 36,490,552
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 286,956
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$36,490,552
Total number of portfolio holdings	44
Portfolio turnover rate	45%
Total advisory fees paid	$286,956

Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Palo Alto Networks, Inc.	4.4%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4.3%
Schneider Electric SE	3.6%
Veralto Corp.	3.5%
Wolters Kluwer NV	3.5%
GSK PLC	3.4%
ASML Holding NV	3.3%
Hologic, Inc.	3.2%
Halozyme Therapeutics, Inc.	3.2%
Resona Holdings, Inc.	3.1%

Material Fund Change [Text Block]
C000217516
Shareholder Report [Line Items]
Fund Name	Domini Sustainable Solutions Fund
Class Name	INVESTOR SHARES
Trading Symbol	CAREX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Domini Sustainable Solutions Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$151	1.40%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Investor Shares returned 15.06% for the trailing twelve months ended July 31, 2024, outperforming the MSCI World Equal Weighted Net Total Return Index (the “benchmark”), which returned 9.86%, and underperforming the MSCI World Investable Market Net Total Return Index, which returned 17.55%. This Fund is a high-conviction portfolio of fewer than 50 names, constructed through bottom-up stock selection, and it is not managed or constrained to a benchmark.

Equities generally experienced strong positive returns over the period, boosted by falling inflation, resilient economic data, and expectations for lower interest rates. Mega-capitalization and growth stocks outperformed, with swelling enthusiasm around artificial intelligence (AI) driving particularly strong results for large technology stocks.

Several of the top individual contributors to the Fund’s performance relative to the benchmark were Industrials sector companies in Domini’s ‘Sustainable Communities’ theme, including building systems contractor Comfort Systems USA and Dutch sustainable design and engineering firm Arcadis; as well as Information Technology sector companies in Domini’s ‘Digital Divide’ theme, including cybersecurity companies CrowdStrike and Palo Alto Networks. Fund investments that detracted from performance during the twelve-month period included several Health Care sector companies in Domini’s ‘Health and Well-Being’ theme, including medical device makers Inspire Medical Systems and Dexcom, as well as companies in Domini’s ‘Low-Carbon Transition’ theme, including renewable energy and energy efficiency company Ameresco and electric vehicle manufacturer Tesla.

  Top Absolute Contributors ↑

  Top Absolute Detractors ↓

  Sectors:

  Industrials (overweight)

  Information Technology (overweight)

  Financials (underweight)

  Stocks:

  CrowdStrike Holdings, Inc. (overweight)

  Comfort Systems USA, Inc. (out-of-benchmark)

  Arcadis N.V. (out-of-benchmark)

  Sectors:

  Financials (underweight)

  Consumer Discretionary (underweight)

  Energy (excluded)

  Stocks:

  Inspire Medical Systems, Inc. (out-of-benchmark)

  Tesla, Inc. (overweight)

  STMicroelectronics N.V. (overweight)

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Line Graph [Table Text Block]
	Investor shares	MSCI World Equal Weighted Index (net)	MSCI World Investable Market Index (net)
4/1/2020	$10,000	$10,000	$10,000
4/30/2020	$11,680	$11,021	$11,120
5/31/2020	$12,870	$11,628	$11,686
6/30/2020	$13,600	$11,852	$11,994
7/31/2020	$15,280	$12,216	$12,555
8/31/2020	$16,480	$12,916	$13,380
9/30/2020	$16,600	$12,606	$12,938
10/31/2020	$16,410	$12,338	$12,586
11/30/2020	$18,850	$14,186	$14,234
12/31/2020	$20,084	$14,788	$14,891
1/31/2021	$20,715	$14,690	$14,799
2/28/2021	$19,764	$15,174	$15,224
3/31/2021	$18,658	$15,696	$15,707
4/30/2021	$18,709	$16,229	$16,422
5/31/2021	$18,234	$16,580	$16,647
6/30/2021	$19,371	$16,577	$16,867
7/31/2021	$19,702	$16,695	$17,115
8/31/2021	$20,074	$17,038	$17,540
9/30/2021	$19,009	$16,493	$16,835
10/31/2021	$21,138	$17,017	$17,744
11/30/2021	$19,588	$16,301	$17,297
12/31/2021	$18,776	$16,988	$18,024
1/31/2022	$16,546	$16,096	$17,021
2/28/2022	$16,439	$15,932	$16,646
3/31/2022	$16,977	$16,100	$17,066
4/30/2022	$14,597	$14,907	$15,658
5/31/2022	$14,510	$14,953	$15,665
6/30/2022	$13,412	$13,562	$14,283
7/31/2022	$14,855	$14,482	$15,437
8/31/2022	$14,133	$13,905	$14,808
9/30/2022	$13,002	$12,524	$13,415
10/31/2022	$13,821	$13,300	$14,392
11/30/2022	$14,554	$14,454	$15,379
12/31/2022	$13,670	$14,133	$14,741
1/31/2023	$14,672	$15,283	$15,821
2/28/2023	$14,532	$14,869	$15,448
3/31/2023	$14,575	$14,974	$15,822
4/30/2023	$13,950	$15,168	$16,067
5/31/2023	$13,778	$14,615	$15,875
6/30/2023	$14,586	$15,411	$16,839
7/31/2023	$14,963	$16,073	$17,433
8/31/2023	$14,521	$15,477	$16,990
9/30/2023	$13,875	$14,820	$16,240
10/31/2023	$13,218	$14,111	$15,713
11/30/2023	$14,586	$15,469	$17,185
12/31/2023	$15,469	$16,494	$18,113
1/31/2024	$15,695	$16,339	$18,252
2/29/2024	$16,611	$16,703	$19,009
3/31/2024	$16,837	$17,315	$19,633
4/30/2024	$16,072	$16,677	$18,874
5/31/2024	$17,182	$17,209	$19,718
6/30/2024	$17,088	$16,936	$20,037
7/31/2024	$17,217	$17,657	$20,493

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception (4/1/20)
Investor shares	15.06%	13.36%
MSCI World Equal Weighted Index (net)	9.86%	14.01%
MSCI World Investable Market Index (net)	17.55%	17.99%

AssetsNet	$ 36,490,552
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 286,956
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$36,490,552
Total number of portfolio holdings	44
Portfolio turnover rate	45%
Total advisory fees paid	$286,956

Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Palo Alto Networks, Inc.	4.4%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4.3%
Schneider Electric SE	3.6%
Veralto Corp.	3.5%
Wolters Kluwer NV	3.5%
GSK PLC	3.4%
ASML Holding NV	3.3%
Hologic, Inc.	3.2%
Halozyme Therapeutics, Inc.	3.2%
Resona Holdings, Inc.	3.1%

Material Fund Change [Text Block]
C000200994
Shareholder Report [Line Items]
Fund Name	Domini Impact Bond Fund
Class Name	CLASS Y SHARES
Trading Symbol	DSBYX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Domini Impact Bond Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y shares	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class Y Shares returned 6.41% for the trailing twelve months ended July 31, 2024, outperforming the Bloomberg US Aggregate Bond Index (the “benchmark”), which returned 5.1%.

U.S. fixed-income sectors generated positive returns over the period. Interest rate volatility remained elevated, and most sovereign yields generally ended lower, as geopolitical uncertainty rose and major central banks increasingly diverged in their monetary policy paths. Credit sectors produced positive excess returns over duration-equivalent government bonds as spreads compressed, with higher-yielding sectors generally performing best.

The Fund’s credit positioning contributed to benchmark-relative results, including its overweight to taxable municipal bonds, which benefitted from conservative financial policies and federal fiscal stimulus. The Fund’s out-of-benchmark allocations to high-yield credit and bank loans were also additive. The Fund’s positioning in securitized sectors also contributed positively, including overweight allocations and selection among commercial mortgage-backed securities (CMBS) and agency mortgage-backed securities (MBS). The Fund was positioned with a longer duration posture relative to the benchmark during most of the period. In aggregate, duration and yield-curve positioning had a positive impact on relative results.

  Top Relative Contributors ↑

  Top Relative Detractors ↓

  Investment-Grade Credit

  US Government Agencies

  High-Yield Credit

  Other (primarily includes convertible bonds, equities, and preferred stock)

Line Graph [Table Text Block]
	Class Y shares	Bloomberg U.S. Aggregate Bond Index
7/31/2014	$10,000	$10,000
8/31/2014	$10,074	$10,110
9/30/2014	$10,024	$10,042
10/31/2014	$10,098	$10,140
11/30/2014	$10,146	$10,211
12/31/2014	$10,132	$10,221
1/31/2015	$10,324	$10,435
2/28/2015	$10,201	$10,337
3/31/2015	$10,234	$10,385
4/30/2015	$10,185	$10,347
5/31/2015	$10,180	$10,323
6/30/2015	$10,022	$10,210
7/31/2015	$10,090	$10,281
8/31/2015	$10,069	$10,267
9/30/2015	$10,137	$10,337
10/31/2015	$10,134	$10,339
11/30/2015	$10,132	$10,312
12/31/2015	$10,085	$10,279
1/31/2016	$10,223	$10,421
2/29/2016	$10,270	$10,495
3/31/2016	$10,401	$10,591
4/30/2016	$10,467	$10,632
5/31/2016	$10,487	$10,635
6/30/2016	$10,646	$10,826
7/31/2016	$10,770	$10,895
8/31/2016	$10,781	$10,883
9/30/2016	$10,779	$10,876
10/31/2016	$10,675	$10,793
11/30/2016	$10,421	$10,538
12/31/2016	$10,433	$10,552
1/31/2017	$10,451	$10,573
2/28/2017	$10,525	$10,644
3/31/2017	$10,516	$10,639
4/30/2017	$10,610	$10,721
5/31/2017	$10,695	$10,803
6/30/2017	$10,686	$10,793
7/31/2017	$10,735	$10,839
8/31/2017	$10,830	$10,937
9/30/2017	$10,782	$10,884
10/31/2017	$10,786	$10,891
11/30/2017	$10,787	$10,876
12/31/2017	$10,834	$10,926
1/31/2018	$10,702	$10,801
2/28/2018	$10,617	$10,698
3/31/2018	$10,677	$10,767
4/30/2018	$10,602	$10,687
5/31/2018	$10,672	$10,762
6/30/2018	$10,666	$10,750
7/31/2018	$10,655	$10,752
8/31/2018	$10,716	$10,821
9/30/2018	$10,650	$10,751
10/31/2018	$10,552	$10,666
11/30/2018	$10,595	$10,730
12/31/2018	$10,735	$10,928
1/31/2019	$10,868	$11,044
2/28/2019	$10,896	$11,037
3/31/2019	$11,081	$11,249
4/30/2019	$11,114	$11,252
5/31/2019	$11,307	$11,453
6/30/2019	$11,440	$11,597
7/31/2019	$11,483	$11,622
8/31/2019	$11,776	$11,923
9/30/2019	$11,717	$11,860
10/31/2019	$11,741	$11,896
11/30/2019	$11,729	$11,890
12/31/2019	$11,716	$11,882
1/31/2020	$11,923	$12,110
2/29/2020	$12,122	$12,328
3/31/2020	$11,948	$12,255
4/30/2020	$12,242	$12,473
5/31/2020	$12,355	$12,532
6/30/2020	$12,526	$12,611
7/31/2020	$12,759	$12,798
8/31/2020	$12,724	$12,695
9/30/2020	$12,709	$12,688
10/31/2020	$12,624	$12,631
11/30/2020	$12,816	$12,755
12/31/2020	$12,896	$12,773
1/31/2021	$12,869	$12,681
2/28/2021	$12,673	$12,498
3/31/2021	$12,529	$12,342
4/30/2021	$12,640	$12,440
5/31/2021	$12,665	$12,481
6/30/2021	$12,798	$12,568
7/31/2021	$12,898	$12,709
8/31/2021	$12,903	$12,685
9/30/2021	$12,800	$12,574
10/31/2021	$12,804	$12,571
11/30/2021	$12,820	$12,608
12/31/2021	$12,804	$12,576
1/31/2022	$12,514	$12,305
2/28/2022	$12,347	$12,167
3/31/2022	$11,974	$11,829
4/30/2022	$11,513	$11,381
5/31/2022	$11,533	$11,454
6/30/2022	$11,270	$11,274
7/31/2022	$11,567	$11,549
8/31/2022	$11,292	$11,224
9/30/2022	$10,775	$10,739
10/31/2022	$10,577	$10,600
11/30/2022	$10,953	$10,990
12/31/2022	$10,952	$10,940
1/31/2023	$11,310	$11,276
2/28/2023	$11,053	$10,984
3/31/2023	$11,280	$11,263
4/30/2023	$11,349	$11,332
5/31/2023	$11,240	$11,209
6/30/2023	$11,198	$11,168
7/31/2023	$11,180	$11,160
8/31/2023	$11,117	$11,089
9/30/2023	$10,836	$10,807
10/31/2023	$10,648	$10,637
11/30/2023	$11,157	$11,118
12/31/2023	$11,603	$11,544
1/31/2024	$11,597	$11,512
2/29/2024	$11,476	$11,350
3/31/2024	$11,572	$11,455
4/30/2024	$11,271	$11,165
5/31/2024	$11,486	$11,354
6/30/2024	$11,610	$11,462
7/31/2024	$11,897	$11,730

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class Y shares	6.41%	0.71%	1.75%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.60%

AssetsNet	$ 243,305,562
Holdings Count | Holding	391
Advisory Fees Paid, Amount	$ 726,278
InvestmentCompanyPortfolioTurnover	258.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$243,305,562
Total number of portfolio holdings	391
Portfolio turnover rate	258%
Total advisory fees paid	$726,278

Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Federal National Mortgage Association, 6.000%, 08/01/54	2.9%
Federal National Mortgage Association, 0.875%, 08/05/30	2.7%
Kreditanstalt fuer Wiederaufbau, 4.375%, 02/28/34	2.5%
Federal National Mortgage Association, 5.500%, 08/01/54	2.1%
Federal Farm Credit Banks Funding Corp., 4.500%, 03/02/26	2.1%
Federal Home Loan Bank Discount Notes, 0.000%, 11/01/24	2.0%
Federal Home Loan Banks, 3.250%, 11/16/28	2.0%
Federal National Mortgage Association, 0.750%, 10/08/27	1.9%
Federal National Mortgage Association, 2.500%, 12/01/51	1.6%
Federal National Mortgage Association, 3.000%, 06/01/52	1.6%

Material Fund Change [Text Block]
C000110199
Shareholder Report [Line Items]
Fund Name	Domini Impact Bond Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	DSBIX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Domini Impact Bond Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Institutional Shares returned 6.53% for the trailing twelve months ended July 31, 2024, outperforming the Bloomberg US Aggregate Bond Index (the “benchmark”), which returned 5.1%.

U.S. fixed-income sectors generated positive returns over the period. Interest rate volatility remained elevated, and most sovereign yields generally ended lower, as geopolitical uncertainty rose and major central banks increasingly diverged in their monetary policy paths. Credit sectors produced positive excess returns over duration-equivalent government bonds as spreads compressed, with higher-yielding sectors generally performing best.

The Fund’s credit positioning contributed to benchmark-relative results, including its overweight to taxable municipal bonds, which benefitted from conservative financial policies and federal fiscal stimulus. The Fund’s out-of-benchmark allocations to high-yield credit and bank loans were also additive. The Fund’s positioning in securitized sectors also contributed positively, including overweight allocations and selection among commercial mortgage-backed securities (CMBS) and agency mortgage-backed securities (MBS). The Fund was positioned with a longer duration posture relative to the benchmark during most of the period. In aggregate, duration and yield-curve positioning had a positive impact on relative results.

  Top Relative Contributors ↑

  Top Relative Detractors ↓

  Investment-Grade Credit

  US Government Agencies

  High-Yield Credit

  Other (primarily includes convertible bonds, equities, and preferred stock)

Line Graph [Table Text Block]
	Institutional shares	Bloomberg U.S. Aggregate Bond Index
7/31/2014	$500,000	$500,000
8/31/2014	$503,836	$505,520
9/30/2014	$501,439	$502,089
10/31/2014	$505,277	$507,024
11/30/2014	$508,245	$510,573
12/31/2014	$506,773	$511,032
1/31/2015	$516,516	$521,764
2/28/2015	$510,501	$516,859
3/31/2015	$512,281	$519,237
4/30/2015	$509,931	$517,368
5/31/2015	$509,811	$516,126
6/30/2015	$502,011	$510,500
7/31/2015	$505,562	$514,074
8/31/2015	$505,527	$513,354
9/30/2015	$508,641	$516,845
10/31/2015	$508,579	$516,948
11/30/2015	$508,584	$515,604
12/31/2015	$505,912	$513,954
1/31/2016	$512,967	$521,047
2/29/2016	$515,467	$524,746
3/31/2016	$522,177	$529,574
4/30/2016	$525,634	$531,586
5/31/2016	$526,293	$531,746
6/30/2016	$534,903	$541,317
7/31/2016	$540,768	$544,727
8/31/2016	$541,467	$544,128
9/30/2016	$541,532	$543,802
10/31/2016	$536,890	$539,669
11/30/2016	$524,214	$526,879
12/31/2016	$524,424	$527,616
1/31/2017	$525,470	$528,672
2/28/2017	$529,356	$532,214
3/31/2017	$529,475	$531,948
4/30/2017	$533,860	$536,044
5/31/2017	$538,296	$540,171
6/30/2017	$537,955	$539,631
7/31/2017	$540,097	$541,951
8/31/2017	$545,504	$546,829
9/30/2017	$543,233	$544,204
10/31/2017	$543,584	$544,531
11/30/2017	$543,760	$543,823
12/31/2017	$546,259	$546,324
1/31/2018	$539,726	$540,042
2/28/2018	$535,572	$534,911
3/31/2018	$538,228	$538,335
4/30/2018	$535,038	$534,330
5/31/2018	$538,717	$538,124
6/30/2018	$538,049	$537,478
7/31/2018	$538,147	$537,586
8/31/2018	$541,384	$541,026
9/30/2018	$538,154	$537,563
10/31/2018	$533,297	$533,317
11/30/2018	$535,629	$536,517
12/31/2018	$542,952	$546,389
1/31/2019	$549,350	$552,180
2/28/2019	$550,893	$551,849
3/31/2019	$560,954	$562,444
4/30/2019	$562,283	$562,613
5/31/2019	$572,232	$572,628
6/30/2019	$579,146	$579,843
7/31/2019	$581,496	$581,118
8/31/2019	$596,551	$596,169
9/30/2019	$593,728	$593,010
10/31/2019	$595,066	$594,789
11/30/2019	$594,586	$594,491
12/31/2019	$594,092	$594,075
1/31/2020	$605,285	$605,481
2/29/2020	$615,108	$616,380
3/31/2020	$606,345	$612,743
4/30/2020	$621,523	$623,650
5/31/2020	$627,448	$626,581
6/30/2020	$636,307	$630,529
7/31/2020	$648,381	$639,924
8/31/2020	$646,240	$634,740
9/30/2020	$645,651	$634,423
10/31/2020	$641,939	$631,568
11/30/2020	$651,939	$637,758
12/31/2020	$656,160	$638,650
1/31/2021	$654,422	$634,052
2/28/2021	$645,053	$624,922
3/31/2021	$637,846	$617,110
4/30/2021	$643,706	$621,985
5/31/2021	$645,105	$624,038
6/30/2021	$651,997	$628,406
7/31/2021	$657,157	$635,444
8/31/2021	$657,451	$634,237
9/30/2021	$651,663	$628,719
10/31/2021	$652,448	$628,531
11/30/2021	$653,295	$630,416
12/31/2021	$651,910	$628,777
1/31/2022	$637,633	$615,258
2/28/2022	$629,091	$608,367
3/31/2022	$610,518	$591,455
4/30/2022	$586,866	$569,039
5/31/2022	$587,953	$572,681
6/30/2022	$574,461	$563,697
7/31/2022	$589,172	$577,470
8/31/2022	$575,622	$561,186
9/30/2022	$549,113	$536,942
10/31/2022	$538,959	$530,016
11/30/2022	$558,308	$549,499
12/31/2022	$558,299	$547,022
1/31/2023	$576,693	$563,815
2/28/2023	$563,535	$549,212
3/31/2023	$575,219	$563,162
4/30/2023	$578,811	$566,598
5/31/2023	$573,219	$560,427
6/30/2023	$571,104	$558,410
7/31/2023	$570,189	$558,023
8/31/2023	$566,958	$554,459
9/30/2023	$553,148	$540,368
10/31/2023	$543,515	$531,841
11/30/2023	$569,110	$555,925
12/31/2023	$592,106	$577,205
1/31/2024	$591,801	$575,620
2/29/2024	$585,595	$567,487
3/31/2024	$590,599	$572,728
4/30/2024	$575,107	$558,260
5/31/2024	$586,201	$567,725
6/30/2024	$592,623	$573,102
7/31/2024	$607,399	$586,488

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Institutional shares	6.53%	0.88%	1.96%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.60%

AssetsNet	$ 243,305,562
Holdings Count | Holding	391
Advisory Fees Paid, Amount	$ 726,278
InvestmentCompanyPortfolioTurnover	258.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$243,305,562
Total number of portfolio holdings	391
Portfolio turnover rate	258%
Total advisory fees paid	$726,278

Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Federal National Mortgage Association, 6.000%, 08/01/54	2.9%
Federal National Mortgage Association, 0.875%, 08/05/30	2.7%
Kreditanstalt fuer Wiederaufbau, 4.375%, 02/28/34	2.5%
Federal National Mortgage Association, 5.500%, 08/01/54	2.1%
Federal Farm Credit Banks Funding Corp., 4.500%, 03/02/26	2.1%
Federal Home Loan Bank Discount Notes, 0.000%, 11/01/24	2.0%
Federal Home Loan Banks, 3.250%, 11/16/28	2.0%
Federal National Mortgage Association, 0.750%, 10/08/27	1.9%
Federal National Mortgage Association, 2.500%, 12/01/51	1.6%
Federal National Mortgage Association, 3.000%, 06/01/52	1.6%

Material Fund Change [Text Block]
C000009468
Shareholder Report [Line Items]
Fund Name	Domini Impact Bond Fund
Class Name	INVESTOR SHARES
Trading Symbol	DSBFX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Domini Impact Bond Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$90	0.87%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Investor Shares returned 6.29% for the trailing twelve months ended July 31, 2024, outperforming the Bloomberg US Aggregate Bond Index (the “benchmark”), which returned 5.1%.

U.S. fixed-income sectors generated positive returns over the period. Interest rate volatility remained elevated, and most sovereign yields generally ended lower, as geopolitical uncertainty rose and major central banks increasingly diverged in their monetary policy paths. Credit sectors produced positive excess returns over duration-equivalent government bonds as spreads compressed, with higher-yielding sectors generally performing best.

The Fund’s credit positioning contributed to benchmark-relative results, including its overweight to taxable municipal bonds, which benefitted from conservative financial policies and federal fiscal stimulus. The Fund’s out-of-benchmark allocations to high-yield credit and bank loans were also additive. The Fund’s positioning in securitized sectors also contributed positively, including overweight allocations and selection among commercial mortgage-backed securities (CMBS) and agency mortgage-backed securities (MBS). The Fund was positioned with a longer duration posture relative to the benchmark during most of the period. In aggregate, duration and yield-curve positioning had a positive impact on relative results.

  Top Relative Contributors ↑

  Top Relative Detractors ↓

  Investment-Grade Credit

  US Government Agencies

  High-Yield Credit

  Other (primarily includes convertible bonds, equities, and preferred stock)

Line Graph [Table Text Block]
	Investor shares	Bloomberg U.S. Aggregate Bond Index
7/31/2014	$10,000	$10,000
8/31/2014	$10,074	$10,110
9/30/2014	$10,024	$10,042
10/31/2014	$10,098	$10,140
11/30/2014	$10,146	$10,211
12/31/2014	$10,132	$10,221
1/31/2015	$10,324	$10,435
2/28/2015	$10,201	$10,337
3/31/2015	$10,234	$10,385
4/30/2015	$10,185	$10,347
5/31/2015	$10,180	$10,323
6/30/2015	$10,022	$10,210
7/31/2015	$10,090	$10,281
8/31/2015	$10,069	$10,267
9/30/2015	$10,137	$10,337
10/31/2015	$10,134	$10,339
11/30/2015	$10,132	$10,312
12/31/2015	$10,085	$10,279
1/31/2016	$10,223	$10,421
2/29/2016	$10,270	$10,495
3/31/2016	$10,401	$10,591
4/30/2016	$10,467	$10,632
5/31/2016	$10,487	$10,635
6/30/2016	$10,646	$10,826
7/31/2016	$10,770	$10,895
8/31/2016	$10,781	$10,883
9/30/2016	$10,779	$10,876
10/31/2016	$10,675	$10,793
11/30/2016	$10,421	$10,538
12/31/2016	$10,433	$10,552
1/31/2017	$10,451	$10,573
2/28/2017	$10,525	$10,644
3/31/2017	$10,516	$10,639
4/30/2017	$10,610	$10,721
5/31/2017	$10,695	$10,803
6/30/2017	$10,686	$10,793
7/31/2017	$10,735	$10,839
8/31/2017	$10,830	$10,937
9/30/2017	$10,782	$10,884
10/31/2017	$10,786	$10,891
11/30/2017	$10,787	$10,876
12/31/2017	$10,834	$10,926
1/31/2018	$10,702	$10,801
2/28/2018	$10,617	$10,698
3/31/2018	$10,677	$10,767
4/30/2018	$10,602	$10,687
5/31/2018	$10,672	$10,762
6/30/2018	$10,666	$10,750
7/31/2018	$10,655	$10,752
8/31/2018	$10,716	$10,821
9/30/2018	$10,650	$10,751
10/31/2018	$10,552	$10,666
11/30/2018	$10,595	$10,730
12/31/2018	$10,735	$10,928
1/31/2019	$10,868	$11,044
2/28/2019	$10,896	$11,037
3/31/2019	$11,081	$11,249
4/30/2019	$11,114	$11,252
5/31/2019	$11,307	$11,453
6/30/2019	$11,440	$11,597
7/31/2019	$11,483	$11,622
8/31/2019	$11,776	$11,923
9/30/2019	$11,717	$11,860
10/31/2019	$11,741	$11,896
11/30/2019	$11,729	$11,890
12/31/2019	$11,716	$11,882
1/31/2020	$11,923	$12,110
2/29/2020	$12,122	$12,328
3/31/2020	$11,948	$12,255
4/30/2020	$12,242	$12,473
5/31/2020	$12,355	$12,532
6/30/2020	$12,526	$12,611
7/31/2020	$12,759	$12,798
8/31/2020	$12,724	$12,695
9/30/2020	$12,709	$12,688
10/31/2020	$12,624	$12,631
11/30/2020	$12,816	$12,755
12/31/2020	$12,896	$12,773
1/31/2021	$12,869	$12,681
2/28/2021	$12,673	$12,498
3/31/2021	$12,529	$12,342
4/30/2021	$12,640	$12,440
5/31/2021	$12,665	$12,481
6/30/2021	$12,796	$12,568
7/31/2021	$12,893	$12,709
8/31/2021	$12,896	$12,685
9/30/2021	$12,791	$12,574
10/31/2021	$12,792	$12,571
11/30/2021	$12,806	$12,608
12/31/2021	$12,787	$12,576
1/31/2022	$12,495	$12,305
2/28/2022	$12,326	$12,167
3/31/2022	$11,951	$11,829
4/30/2022	$11,488	$11,381
5/31/2022	$11,506	$11,454
6/30/2022	$11,241	$11,274
7/31/2022	$11,536	$11,549
8/31/2022	$11,259	$11,224
9/30/2022	$10,741	$10,739
10/31/2022	$10,541	$10,600
11/30/2022	$10,915	$10,990
12/31/2022	$10,912	$10,940
1/31/2023	$11,266	$11,276
2/28/2023	$11,008	$10,984
3/31/2023	$11,232	$11,263
4/30/2023	$11,299	$11,332
5/31/2023	$11,200	$11,209
6/30/2023	$11,156	$11,168
7/31/2023	$11,124	$11,160
8/31/2023	$11,059	$11,089
9/30/2023	$10,778	$10,807
10/31/2023	$10,600	$10,637
11/30/2023	$11,093	$11,118
12/31/2023	$11,536	$11,544
1/31/2024	$11,527	$11,512
2/29/2024	$11,404	$11,350
3/31/2024	$11,499	$11,455
4/30/2024	$11,197	$11,165
5/31/2024	$11,408	$11,354
6/30/2024	$11,530	$11,462
7/31/2024	$11,824	$11,730

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Investor shares	6.29%	0.59%	1.69%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.60%

AssetsNet	$ 243,305,562
Holdings Count | Holding	391
Advisory Fees Paid, Amount	$ 726,278
InvestmentCompanyPortfolioTurnover	258.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$243,305,562
Total number of portfolio holdings	391
Portfolio turnover rate	258%
Total advisory fees paid	$726,278

Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Federal National Mortgage Association, 6.000%, 08/01/54	2.9%
Federal National Mortgage Association, 0.875%, 08/05/30	2.7%
Kreditanstalt fuer Wiederaufbau, 4.375%, 02/28/34	2.5%
Federal National Mortgage Association, 5.500%, 08/01/54	2.1%
Federal Farm Credit Banks Funding Corp., 4.500%, 03/02/26	2.1%
Federal Home Loan Bank Discount Notes, 0.000%, 11/01/24	2.0%
Federal Home Loan Banks, 3.250%, 11/16/28	2.0%
Federal National Mortgage Association, 0.750%, 10/08/27	1.9%
Federal National Mortgage Association, 2.500%, 12/01/51	1.6%
Federal National Mortgage Association, 3.000%, 06/01/52	1.6%

Material Fund Change [Text Block]
C000009467
Shareholder Report [Line Items]
Fund Name	Domini Impact Equity Fund
Class Name	CLASS Y SHARES
Trading Symbol	DSFRX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Domini Impact Equity Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y shares	$88	0.80%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class Y Shares returned 20.51% for the trailing twelve months ended July 31, 2024, lagging the S&P 500 Index (the “benchmark”), which returned 22.15%.

Equities generally experienced strong positive returns over the period, boosted by falling inflation, resilient economic data, and expectations for lower interest rates. Mega-capitalization and growth stocks outperformed, with swelling enthusiasm around artificial intelligence (AI) driving particularly strong results for large technology stocks.

Much of the Fund’s underperformance relative to the benchmark was attributable to several large benchmark holdings that do not currently meet Domini’s environmental and social standards and are therefore ineligible for investment, including Meta Platforms, Eli Lilly, General Electric, and JPMorgan Chase. These impacts were partially offset by contributions from the Fund’s overweight to Information Technology and lack of exposure to Energy, which the Fund does not invest in due to Domini’s exclusionary standards on fossil fuels. The top individual contributor was an overweight position in technology company NVIDIA.

  Top Relative Contributors ↑

  Top Relative Detractors ↓

  Sectors:

  Energy (excluded)

  Information Technology (overweight)

  Utilities (underweight)

  Stocks:

  NVIDIA Corp. (overweight)

  Novo Nordisk A/S (out-of-benchmark)

  Johnson & Johnson (ineligible, not held)

  Sectors:

  Financials (underweight)

  Communication Services (underweight)

  Industrials (underweight)

  Stocks:

  Meta Platforms, Inc. (ineligible, not held)

  Eli Lilly & Co. (ineligible, not held)

  STMicroelectronics (out-of-benchmark)

Line Graph [Table Text Block]
	Class Y shares	S&P 500 Index
7/31/2014	$10,000	$10,000
8/31/2014	$10,500	$10,400
9/30/2014	$10,198	$10,254
10/31/2014	$10,402	$10,505
11/30/2014	$10,614	$10,787
12/31/2014	$10,538	$10,760
1/31/2015	$10,260	$10,437
2/28/2015	$10,827	$11,038
3/31/2015	$10,667	$10,863
4/30/2015	$10,701	$10,967
5/31/2015	$10,723	$11,109
6/30/2015	$10,442	$10,893
7/31/2015	$10,555	$11,122
8/31/2015	$9,904	$10,452
9/30/2015	$9,577	$10,193
10/31/2015	$10,189	$11,054
11/30/2015	$10,201	$11,087
12/31/2015	$9,810	$10,912
1/31/2016	$9,168	$10,370
2/29/2016	$9,312	$10,357
3/31/2016	$9,954	$11,059
4/30/2016	$9,887	$11,102
5/31/2016	$9,987	$11,302
6/30/2016	$9,771	$11,332
7/31/2016	$10,337	$11,750
8/31/2016	$10,403	$11,766
9/30/2016	$10,516	$11,768
10/31/2016	$10,297	$11,554
11/30/2016	$10,801	$11,982
12/31/2016	$10,943	$12,219
1/31/2017	$11,184	$12,451
2/28/2017	$11,564	$12,945
3/31/2017	$11,504	$12,961
4/30/2017	$11,624	$13,095
5/31/2017	$11,624	$13,279
6/30/2017	$11,544	$13,361
7/31/2017	$11,805	$13,637
8/31/2017	$11,845	$13,679
9/30/2017	$12,065	$13,961
10/31/2017	$12,326	$14,286
11/30/2017	$12,627	$14,725
12/31/2017	$12,677	$14,888
1/31/2018	$13,321	$15,741
2/28/2018	$12,799	$15,160
3/31/2018	$12,579	$14,775
4/30/2018	$12,515	$14,831
5/31/2018	$12,655	$15,189
6/30/2018	$12,566	$15,283
7/31/2018	$13,069	$15,852
8/31/2018	$13,415	$16,368
9/30/2018	$13,394	$16,462
10/31/2018	$12,337	$15,336
11/30/2018	$12,635	$15,649
12/31/2018	$11,544	$14,235
1/31/2019	$12,409	$15,376
2/28/2019	$12,872	$15,869
3/31/2019	$13,127	$16,177
4/30/2019	$13,637	$16,832
5/31/2019	$12,786	$15,763
6/30/2019	$13,705	$16,875
7/31/2019	$13,935	$17,118
8/31/2019	$13,723	$16,847
9/30/2019	$13,942	$17,162
10/31/2019	$14,303	$17,535
11/30/2019	$14,813	$18,171
12/31/2019	$15,244	$18,720
1/31/2020	$15,473	$18,713
2/29/2020	$14,404	$17,173
3/31/2020	$12,896	$15,052
4/30/2020	$14,539	$16,981
5/31/2020	$15,332	$17,790
6/30/2020	$15,927	$18,144
7/31/2020	$17,047	$19,167
8/31/2020	$18,431	$20,545
9/30/2020	$17,781	$19,764
10/31/2020	$17,281	$19,239
11/30/2020	$19,140	$21,345
12/31/2020	$19,967	$22,165
1/31/2021	$20,013	$21,941
2/28/2021	$20,032	$22,547
3/31/2021	$20,375	$23,534
4/30/2021	$21,361	$24,791
5/31/2021	$21,249	$24,964
6/30/2021	$22,212	$25,546
7/31/2021	$22,811	$26,154
8/31/2021	$23,516	$26,949
9/30/2021	$22,250	$25,696
10/31/2021	$24,047	$27,497
11/30/2021	$23,784	$27,308
12/31/2021	$24,297	$28,531
1/31/2022	$22,407	$27,056
2/28/2022	$21,689	$26,247
3/31/2022	$22,406	$27,221
4/30/2022	$19,865	$24,847
5/31/2022	$19,698	$24,892
6/30/2022	$18,203	$22,838
7/31/2022	$19,978	$24,944
8/31/2022	$19,014	$23,926
9/30/2022	$17,275	$21,723
10/31/2022	$18,289	$23,482
11/30/2022	$19,358	$24,795
12/31/2022	$18,094	$23,367
1/31/2023	$19,462	$24,834
2/28/2023	$19,063	$24,228
3/31/2023	$19,973	$25,117
4/30/2023	$20,038	$25,509
5/31/2023	$20,402	$25,619
6/30/2023	$21,560	$27,312
7/31/2023	$22,132	$28,190
8/31/2023	$21,767	$27,741
9/30/2023	$20,565	$26,418
10/31/2023	$20,071	$25,863
11/30/2023	$22,177	$28,225
12/31/2023	$23,274	$29,507
1/31/2024	$23,678	$30,003
2/29/2024	$24,720	$31,605
3/31/2024	$25,308	$32,622
4/30/2024	$24,228	$31,289
5/31/2024	$25,489	$32,841
6/30/2024	$26,475	$34,019
7/31/2024	$26,671	$34,433

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class Y shares	20.51%	13.86%	10.31%
S&P 500 Index	22.15%	15.00%	13.15%

AssetsNet	$ 1,101,493,961
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 6,500,907
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$1,101,493,961
Total number of portfolio holdings	308
Portfolio turnover rate	9%
Total advisory fees paid	$6,500,907

Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Apple, Inc.	7.3%
Microsoft Corp.	7.0%
NVIDIA Corp.	6.5%
Alphabet, Inc., Class A	4.2%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	2.3%
Tesla, Inc.	2.0%
Novo Nordisk A/S	1.4%
Visa, Inc., Class A	1.3%
Mastercard, Inc., Class A	1.2%

Material Fund Change [Text Block]
C000071456
Shareholder Report [Line Items]
Fund Name	Domini Impact Equity Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	DIEQX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Domini Impact Equity Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$77	0.70%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Institutional Shares returned 20.62% for the trailing twelve months ended July 31, 2024, lagging the S&P 500 Index (the “benchmark”), which returned 22.15%.

Equities generally experienced strong positive returns over the period, boosted by falling inflation, resilient economic data, and expectations for lower interest rates. Mega-capitalization and growth stocks outperformed, with swelling enthusiasm around artificial intelligence (AI) driving particularly strong results for large technology stocks.

Much of the Fund’s underperformance relative to the benchmark was attributable to several large benchmark holdings that do not currently meet Domini’s environmental and social standards and are therefore ineligible for investment, including Meta Platforms, Eli Lilly, General Electric, and JPMorgan Chase. These impacts were partially offset by contributions from the Fund’s overweight to Information Technology and lack of exposure to Energy, which the Fund does not invest in due to Domini’s exclusionary standards on fossil fuels. The top individual contributor was an overweight position in technology company NVIDIA.

  Top Relative Contributors ↑

  Top Relative Detractors ↓

  Sectors:

  Energy (excluded)

  Information Technology (overweight)

  Utilities (underweight)

  Stocks:

  NVIDIA Corp. (overweight)

  Novo Nordisk A/S (out-of-benchmark)

  Johnson & Johnson (ineligible, not held)

  Sectors:

  Financials (underweight)

  Communication Services (underweight)

  Industrials (underweight)

  Stocks:

  Meta Platforms, Inc. (ineligible, not held)

  Eli Lilly & Co. (ineligible, not held)

  STMicroelectronics (out-of-benchmark)

Line Graph [Table Text Block]
	Institutional shares	S&P 500 Index
7/31/2014	$500,000	$500,000
8/31/2014	$525,097	$520,000
9/30/2014	$510,082	$512,720
10/31/2014	$520,111	$525,230
11/30/2014	$530,668	$539,359
12/31/2014	$527,300	$538,011
1/31/2015	$513,312	$521,870
2/28/2015	$541,492	$551,878
3/31/2015	$533,519	$543,158
4/30/2015	$535,350	$548,373
5/31/2015	$536,163	$555,447
6/30/2015	$522,129	$544,671
7/31/2015	$527,824	$556,109
8/31/2015	$495,280	$522,576
9/30/2015	$479,204	$509,668
10/31/2015	$509,817	$552,684
11/30/2015	$510,225	$554,342
12/31/2015	$490,554	$545,583
1/31/2016	$458,824	$518,522
2/29/2016	$465,672	$517,848
3/31/2016	$497,854	$552,959
4/30/2016	$495,087	$555,115
5/31/2016	$499,929	$565,107
6/30/2016	$488,861	$566,576
7/31/2016	$516,763	$587,483
8/31/2016	$520,452	$588,306
9/30/2016	$526,402	$588,423
10/31/2016	$515,305	$577,714
11/30/2016	$540,504	$599,089
12/31/2016	$547,733	$610,951
1/31/2017	$559,346	$622,559
2/28/2017	$578,217	$647,275
3/31/2017	$576,281	$648,052
4/30/2017	$582,088	$654,727
5/31/2017	$582,572	$663,958
6/30/2017	$578,217	$668,075
7/31/2017	$591,765	$681,837
8/31/2017	$593,217	$683,951
9/30/2017	$604,587	$698,040
10/31/2017	$617,894	$714,305
11/30/2017	$632,409	$736,234
12/31/2017	$634,254	$744,406
1/31/2018	$667,367	$787,060
2/28/2018	$641,523	$758,018
3/31/2018	$630,277	$738,764
4/30/2018	$627,040	$741,572
5/31/2018	$634,052	$759,443
6/30/2018	$629,768	$764,152
7/31/2018	$654,959	$792,578
8/31/2018	$672,565	$818,416
9/30/2018	$671,300	$823,081
10/31/2018	$618,302	$766,783
11/30/2018	$633,250	$782,425
12/31/2018	$578,945	$711,772
1/31/2019	$622,335	$768,785
2/28/2019	$645,269	$793,463
3/31/2019	$658,180	$808,856
4/30/2019	$683,722	$841,615
5/31/2019	$641,360	$788,172
6/30/2019	$687,245	$843,738
7/31/2019	$698,782	$855,888
8/31/2019	$688,180	$842,365
9/30/2019	$699,489	$858,117
10/31/2019	$717,600	$876,739
11/30/2019	$742,894	$908,564
12/31/2019	$764,647	$936,003
1/31/2020	$776,145	$935,628
2/29/2020	$722,486	$858,626
3/31/2020	$646,975	$752,586
4/30/2020	$729,492	$849,067
5/31/2020	$769,306	$889,483
6/30/2020	$799,183	$907,184
7/31/2020	$855,486	$958,349
8/31/2020	$924,659	$1,027,254
9/30/2020	$892,402	$988,219
10/31/2020	$867,283	$961,932
11/30/2020	$960,677	$1,067,263
12/31/2020	$1,002,414	$1,108,246
1/31/2021	$1,004,724	$1,097,053
2/28/2021	$1,005,384	$1,127,332
3/31/2021	$1,023,051	$1,176,709
4/30/2021	$1,072,319	$1,239,545
5/31/2021	$1,066,698	$1,248,222
6/30/2021	$1,115,299	$1,277,306
7/31/2021	$1,145,424	$1,307,705
8/31/2021	$1,180,515	$1,347,460
9/30/2021	$1,117,295	$1,284,803
10/31/2021	$1,207,367	$1,374,867
11/30/2021	$1,194,452	$1,365,381
12/31/2021	$1,220,283	$1,426,550
1/31/2022	$1,125,201	$1,352,797
2/28/2022	$1,089,413	$1,312,349
3/31/2022	$1,125,556	$1,361,037
4/30/2022	$998,075	$1,242,354
5/31/2022	$989,647	$1,244,591
6/30/2022	$914,582	$1,141,912
7/31/2022	$1,003,861	$1,247,196
8/31/2022	$955,707	$1,196,311
9/30/2022	$867,965	$1,086,130
10/31/2022	$919,312	$1,174,107
11/30/2022	$973,120	$1,239,739
12/31/2022	$909,337	$1,168,330
1/31/2023	$978,237	$1,241,702
2/28/2023	$958,500	$1,211,404
3/31/2023	$1,004,424	$1,255,863
4/30/2023	$1,007,302	$1,275,454
5/31/2023	$1,026,009	$1,280,939
6/30/2023	$1,084,162	$1,365,609
7/31/2023	$1,113,367	$1,409,479
8/31/2023	$1,094,979	$1,387,038
9/30/2023	$1,034,529	$1,320,904
10/31/2023	$1,009,639	$1,293,130
11/30/2023	$1,115,689	$1,411,226
12/31/2023	$1,170,939	$1,475,340
1/31/2024	$1,191,712	$1,500,131
2/29/2024	$1,244,191	$1,580,232
3/31/2024	$1,273,613	$1,631,076
4/30/2024	$1,219,207	$1,564,455
5/31/2024	$1,282,741	$1,642,028
6/30/2024	$1,333,040	$1,700,948
7/31/2024	$1,342,914	$1,721,653

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Institutional shares	20.62%	13.96%	10.38%
S&P 500 Index	22.15%	15.00%	13.15%

AssetsNet	$ 1,101,493,961
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 6,500,907
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$1,101,493,961
Total number of portfolio holdings	308
Portfolio turnover rate	9%
Total advisory fees paid	$6,500,907

Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Apple, Inc.	7.3%
Microsoft Corp.	7.0%
NVIDIA Corp.	6.5%
Alphabet, Inc., Class A	4.2%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	2.3%
Tesla, Inc.	2.0%
Novo Nordisk A/S	1.4%
Visa, Inc., Class A	1.3%
Mastercard, Inc., Class A	1.2%

Material Fund Change [Text Block]
C000009466
Shareholder Report [Line Items]
Fund Name	Domini Impact Equity Fund
Class Name	INVESTOR SHARES
Trading Symbol	DSEFX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Domini Impact Equity Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$108	0.98%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Investor Shares returned 20.3% for the trailing twelve months ended July 31, 2024, lagging the S&P 500 Index (the “benchmark”), which returned 22.15%.

Equities generally experienced strong positive returns over the period, boosted by falling inflation, resilient economic data, and expectations for lower interest rates. Mega-capitalization and growth stocks outperformed, with swelling enthusiasm around artificial intelligence (AI) driving particularly strong results for large technology stocks.

Much of the Fund’s underperformance relative to the benchmark was attributable to several large benchmark holdings that do not currently meet Domini’s environmental and social standards and are therefore ineligible for investment, including Meta Platforms, Eli Lilly, General Electric, and JPMorgan Chase. These impacts were partially offset by contributions from the Fund’s overweight to Information Technology and lack of exposure to Energy, which the Fund does not invest in due to Domini’s exclusionary standards on fossil fuels. The top individual contributor was an overweight position in technology company NVIDIA.

  Top Relative Contributors ↑

  Top Relative Detractors ↓

  Sectors:

  Energy (excluded)

  Information Technology (overweight)

  Utilities (underweight)

  Stocks:

  NVIDIA Corp. (overweight)

  Novo Nordisk A/S (out-of-benchmark)

  Johnson & Johnson (ineligible, not held)

  Sectors:

  Financials (underweight)

  Communication Services (underweight)

  Industrials (underweight)

  Stocks:

  Meta Platforms, Inc. (ineligible, not held)

  Eli Lilly & Co. (ineligible, not held)

  STMicroelectronics (out-of-benchmark)

Line Graph [Table Text Block]
	Investor shares	S&P 500 Index
7/31/2014	$10,000	$10,000
8/31/2014	$10,502	$10,400
9/30/2014	$10,197	$10,254
10/31/2014	$10,394	$10,505
11/30/2014	$10,603	$10,787
12/31/2014	$10,530	$10,760
1/31/2015	$10,250	$10,437
2/28/2015	$10,810	$11,038
3/31/2015	$10,647	$10,863
4/30/2015	$10,679	$10,967
5/31/2015	$10,695	$11,109
6/30/2015	$10,413	$10,893
7/31/2015	$10,521	$11,122
8/31/2015	$9,870	$10,452
9/30/2015	$9,546	$10,193
10/31/2015	$10,156	$11,054
11/30/2015	$10,159	$11,087
12/31/2015	$9,765	$10,912
1/31/2016	$9,132	$10,370
2/29/2016	$9,263	$10,357
3/31/2016	$9,901	$11,059
4/30/2016	$9,844	$11,102
5/31/2016	$9,940	$11,302
6/30/2016	$9,713	$11,332
7/31/2016	$10,267	$11,750
8/31/2016	$10,334	$11,766
9/30/2016	$10,449	$11,768
10/31/2016	$10,226	$11,554
11/30/2016	$10,724	$11,982
12/31/2016	$10,862	$12,219
1/31/2017	$11,090	$12,451
2/28/2017	$11,464	$12,945
3/31/2017	$11,418	$12,961
4/30/2017	$11,532	$13,095
5/31/2017	$11,540	$13,279
6/30/2017	$11,449	$13,361
7/31/2017	$11,711	$13,637
8/31/2017	$11,739	$13,679
9/30/2017	$11,962	$13,961
10/31/2017	$12,217	$14,286
11/30/2017	$12,500	$14,725
12/31/2017	$12,537	$14,888
1/31/2018	$13,187	$15,741
2/28/2018	$12,671	$15,160
3/31/2018	$12,449	$14,775
4/30/2018	$12,380	$14,831
5/31/2018	$12,513	$15,189
6/30/2018	$12,423	$15,283
7/31/2018	$12,920	$15,852
8/31/2018	$13,257	$16,368
9/30/2018	$13,231	$16,462
10/31/2018	$12,186	$15,336
11/30/2018	$12,476	$15,649
12/31/2018	$11,399	$14,235
1/31/2019	$12,251	$15,376
2/28/2019	$12,701	$15,869
3/31/2019	$12,951	$16,177
4/30/2019	$13,452	$16,832
5/31/2019	$12,609	$15,763
6/30/2019	$13,510	$16,875
7/31/2019	$13,736	$17,118
8/31/2019	$13,522	$16,847
9/30/2019	$13,737	$17,162
10/31/2019	$14,091	$17,535
11/30/2019	$14,587	$18,171
12/31/2019	$15,009	$18,720
1/31/2020	$15,227	$18,713
2/29/2020	$14,173	$17,173
3/31/2020	$12,689	$15,052
4/30/2020	$14,298	$16,981
5/31/2020	$15,081	$17,790
6/30/2020	$15,657	$18,144
7/31/2020	$16,754	$19,167
8/31/2020	$18,109	$20,545
9/30/2020	$17,467	$19,764
10/31/2020	$16,978	$19,239
11/30/2020	$18,791	$21,345
12/31/2020	$19,604	$22,165
1/31/2021	$19,642	$21,941
2/28/2021	$19,655	$22,547
3/31/2021	$19,991	$23,534
4/30/2021	$20,947	$24,791
5/31/2021	$20,832	$24,964
6/30/2021	$21,771	$25,546
7/31/2021	$22,355	$26,154
8/31/2021	$23,036	$26,949
9/30/2021	$21,797	$25,696
10/31/2021	$23,550	$27,497
11/30/2021	$23,286	$27,308
12/31/2021	$23,780	$28,531
1/31/2022	$21,924	$27,056
2/28/2022	$21,223	$26,247
3/31/2022	$21,923	$27,221
4/30/2022	$19,433	$24,847
5/31/2022	$19,263	$24,892
6/30/2022	$17,801	$22,838
7/31/2022	$19,528	$24,944
8/31/2022	$18,590	$23,926
9/30/2022	$16,879	$21,723
10/31/2022	$17,872	$23,482
11/30/2022	$18,913	$24,795
12/31/2022	$17,669	$23,367
1/31/2023	$19,012	$24,834
2/28/2023	$18,617	$24,228
3/31/2023	$19,504	$25,117
4/30/2023	$19,560	$25,509
5/31/2023	$19,913	$25,619
6/30/2023	$21,037	$27,312
7/31/2023	$21,599	$28,190
8/31/2023	$21,238	$27,741
9/30/2023	$20,061	$26,418
10/31/2023	$19,575	$25,863
11/30/2023	$21,630	$28,225
12/31/2023	$22,690	$29,507
1/31/2024	$23,089	$30,003
2/29/2024	$24,096	$31,605
3/31/2024	$24,666	$32,622
4/30/2024	$23,609	$31,289
5/31/2024	$24,834	$32,841
6/30/2024	$25,794	$34,019
7/31/2024	$25,984	$34,433

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Investor shares	20.30%	13.60%	10.02%
S&P 500 Index	22.15%	15.00%	13.15%

AssetsNet	$ 1,101,493,961
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 6,500,907
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$1,101,493,961
Total number of portfolio holdings	308
Portfolio turnover rate	9%
Total advisory fees paid	$6,500,907

Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Apple, Inc.	7.3%
Microsoft Corp.	7.0%
NVIDIA Corp.	6.5%
Alphabet, Inc., Class A	4.2%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	2.3%
Tesla, Inc.	2.0%
Novo Nordisk A/S	1.4%
Visa, Inc., Class A	1.3%
Mastercard, Inc., Class A	1.2%

Material Fund Change [Text Block]
C000200995
Shareholder Report [Line Items]
Fund Name	Domini Impact International Equity Fund
Class Name	CLASS Y SHARES
Trading Symbol	DOMYX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Domini Impact International Equity Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y shares	$105	0.97%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Class Y Shares returned 16.02% for the trailing twelve months ended July 31, 2024, outperforming the MSCI EAFE Net Total Return Index (the “benchmark”), which returned 11.21%.

Equities generally experienced strong positive returns over the period, boosted by falling inflation, resilient economic data, and expectations for lower interest rates. Mega-capitalization and growth stocks outperformed, with swelling enthusiasm around artificial intelligence (AI) driving particularly strong results for large technology stocks.

The Fund’s subadviser, Wellington Management, selects Domini-approved securities and manages investment risk using proprietary quantitative models. Security selections made using Wellington Management’s Quantitative Equity model drove outperformance during the period, with all three of the model’s main factor themes—momentum, quality, and value—contributing positively. This was partially offset by a negative impact from the Fund’s underweight to size (i.e., investing in companies on average with a smaller market capitalization relative to the companies in the benchmark). From a sector perspective, outperformance was driven by positive stock selection in the Financials, Health Care, and Industrials sectors, partially offset by negative security selection in the Information Technology sector.

  Top Relative Contributors ↑

  Top Relative Detractors ↓

  Sectors:

  Financials (overweight)

  Health Care (overweight)

  Industrials (underweight)

  Stocks:

  Novo Nordisk A/S (overweight)

  Recruit Holdings Co., Ltd. (overweight)

  3i Group plc (overweight)

  Sectors:

  Information Technology (overweight)

  Communication Services (underweight)

  Stocks:

  Shiseido Co., Ltd. (overweight)

  SAP SE (underweight)

  MatsukiyoCocokara & Co. (overweight)

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Line Graph [Table Text Block]
	Class Y shares	MSCI EAFE Net Total Return USD Index
7/31/2014	$10,000	$10,000
8/31/2014	$10,133	$9,985
9/30/2014	$9,697	$9,601
10/31/2014	$9,685	$9,461
11/30/2014	$9,843	$9,590
12/31/2014	$9,556	$9,258
1/31/2015	$9,789	$9,303
2/28/2015	$10,308	$9,859
3/31/2015	$10,113	$9,710
4/30/2015	$10,450	$10,106
5/31/2015	$10,476	$10,054
6/30/2015	$10,283	$9,769
7/31/2015	$10,465	$9,972
8/31/2015	$9,841	$9,239
9/30/2015	$9,503	$8,770
10/31/2015	$10,179	$9,455
11/30/2015	$9,919	$9,308
12/31/2015	$9,724	$9,183
1/31/2016	$9,270	$8,518
2/29/2016	$9,042	$8,362
3/31/2016	$9,845	$8,907
4/30/2016	$10,019	$9,164
5/31/2016	$9,965	$9,081
6/30/2016	$9,499	$8,776
7/31/2016	$9,930	$9,221
8/31/2016	$9,970	$9,228
9/30/2016	$10,118	$9,341
10/31/2016	$10,051	$9,150
11/30/2016	$9,728	$8,968
12/31/2016	$10,021	$9,274
1/31/2017	$10,443	$9,543
2/28/2017	$10,648	$9,680
3/31/2017	$10,962	$9,946
4/30/2017	$11,357	$10,199
5/31/2017	$11,684	$10,573
6/30/2017	$11,620	$10,554
7/31/2017	$11,976	$10,858
8/31/2017	$11,989	$10,854
9/30/2017	$12,140	$11,124
10/31/2017	$12,331	$11,293
11/30/2017	$12,317	$11,412
12/31/2017	$12,486	$11,595
1/31/2018	$13,241	$12,178
2/28/2018	$12,598	$11,628
3/31/2018	$12,402	$11,419
4/30/2018	$12,570	$11,679
5/31/2018	$12,249	$11,417
6/30/2018	$11,944	$11,277
7/31/2018	$12,210	$11,555
8/31/2018	$11,930	$11,332
9/30/2018	$12,014	$11,430
10/31/2018	$11,004	$10,521
11/30/2018	$11,033	$10,507
12/31/2018	$10,447	$9,997
1/31/2019	$11,245	$10,654
2/28/2019	$11,407	$10,926
3/31/2019	$11,525	$10,995
4/30/2019	$11,762	$11,304
5/31/2019	$11,097	$10,761
6/30/2019	$11,802	$11,399
7/31/2019	$11,416	$11,254
8/31/2019	$11,031	$10,963
9/30/2019	$11,387	$11,277
10/31/2019	$11,728	$11,682
11/30/2019	$11,876	$11,814
12/31/2019	$12,249	$12,198
1/31/2020	$11,928	$11,943
2/29/2020	$10,935	$10,864
3/31/2020	$9,194	$9,413
4/30/2020	$9,820	$10,021
5/31/2020	$10,370	$10,457
6/30/2020	$10,599	$10,813
7/31/2020	$11,042	$11,065
8/31/2020	$11,562	$11,634
9/30/2020	$11,332	$11,331
10/31/2020	$10,951	$10,879
11/30/2020	$12,402	$12,565
12/31/2020	$12,992	$13,150
1/31/2021	$12,822	$13,010
2/28/2021	$13,084	$13,301
3/31/2021	$13,516	$13,607
4/30/2021	$13,778	$14,017
5/31/2021	$14,365	$14,474
6/30/2021	$14,185	$14,311
7/31/2021	$14,341	$14,419
8/31/2021	$14,622	$14,673
9/30/2021	$13,905	$14,247
10/31/2021	$14,232	$14,598
11/30/2021	$13,749	$13,919
12/31/2021	$14,454	$14,631
1/31/2022	$13,716	$13,924
2/28/2022	$13,370	$13,678
3/31/2022	$13,229	$13,766
4/30/2022	$12,176	$12,875
5/31/2022	$12,208	$12,972
6/30/2022	$10,915	$11,768
7/31/2022	$11,615	$12,354
8/31/2022	$10,931	$11,767
9/30/2022	$9,913	$10,667
10/31/2022	$10,469	$11,241
11/30/2022	$11,631	$12,506
12/31/2022	$11,482	$12,516
1/31/2023	$12,563	$13,530
2/28/2023	$12,160	$13,247
3/31/2023	$12,386	$13,576
4/30/2023	$12,644	$13,959
5/31/2023	$12,047	$13,368
6/30/2023	$12,792	$13,977
7/31/2023	$13,203	$14,430
8/31/2023	$12,726	$13,877
9/30/2023	$12,266	$13,403
10/31/2023	$11,838	$12,859
11/30/2023	$13,121	$14,053
12/31/2023	$13,981	$14,800
1/31/2024	$13,964	$14,885
2/29/2024	$14,312	$15,157
3/31/2024	$14,925	$15,656
4/30/2024	$14,478	$15,255
5/31/2024	$15,323	$15,845
6/30/2024	$14,947	$15,589
7/31/2024	$15,318	$16,047

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class Y shares	16.02%	6.06%	4.36%
MSCI EAFE Net Total Return USD Index	11.21%	7.36%	4.84%

Material Change Date		Jul. 31, 2023
AssetsNet	$ 818,184,902
Holdings Count | Holding	172
Advisory Fees Paid, Amount	$ 6,921,818
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$818,184,902
Total number of portfolio holdings	172
Portfolio turnover rate	89%
Total advisory fees paid	$6,921,818

Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Novo Nordisk A/S, Class B	4.1%
Novartis AG	4.0%
3i Group PLC	2.2%
Recruit Holdings Co., Ltd.	2.2%
MS&AD Insurance Group Holdings, Inc.	2.2%
Banco Santander SA	2.1%
InterContinental Hotels Group PLC	2.0%
adidas AG	1.8%
Bayerische Motoren Werke AG	1.8%
Fast Retailing Co., Ltd.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s prospectus at domini.com/funddocuments.

Reduction in management fee: As of August 1, 2024, the Fund’s management fee schedule decreased from a management fee rate schedule of: 0.96% of the first $250 million of net assets managed, 0.88% of the next $250 million of net assets managed, and 0.785% of the next $500 million of net assets managed; to 0.94% of the first $250 million of net assets managed, 0.83% of the next $250 million of net assets managed, and 0.75% of the next $250 million of net assets managed, and 0.70% of net assets managed in excess of $1 billion.

Portfolio Manager update: Effective on February 6, 2024, Mark Yarger, CFA, was added as a portfolio manager of the Fund. Effective June 30, 2024, David Elliott retired as a portfolio manager of the Fund.

Material Fund Change Expenses [Text Block]

Reduction in management fee: As of August 1, 2024, the Fund’s management fee schedule decreased from a management fee rate schedule of: 0.96% of the first $250 million of net assets managed, 0.88% of the next $250 million of net assets managed, and 0.785% of the next $500 million of net assets managed; to 0.94% of the first $250 million of net assets managed, 0.83% of the next $250 million of net assets managed, and 0.75% of the next $250 million of net assets managed, and 0.70% of net assets managed in excess of $1 billion.

Material Fund Change Adviser [Text Block]

Portfolio Manager update: Effective on February 6, 2024, Mark Yarger, CFA, was added as a portfolio manager of the Fund. Effective June 30, 2024, David Elliott retired as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s prospectus at domini.com/funddocuments.
C000123188
Shareholder Report [Line Items]
Fund Name	Domini Impact International Equity Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	DOMOX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Domini Impact International Equity Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$104	0.96%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Institutional Shares returned 16.06% for the trailing twelve months ended July 31, 2024, outperforming the MSCI EAFE Net Total Return Index (the “benchmark”), which returned 11.21%.

Equities generally experienced strong positive returns over the period, boosted by falling inflation, resilient economic data, and expectations for lower interest rates. Mega-capitalization and growth stocks outperformed, with swelling enthusiasm around artificial intelligence (AI) driving particularly strong results for large technology stocks.

The Fund’s subadviser, Wellington Management, selects Domini-approved securities and manages investment risk using proprietary quantitative models. Security selections made using Wellington Management’s Quantitative Equity model drove outperformance during the period, with all three of the model’s main factor themes—momentum, quality, and value—contributing positively. This was partially offset by a negative impact from the Fund’s underweight to size (i.e., investing in companies on average with a smaller market capitalization relative to the companies in the benchmark). From a sector perspective, outperformance was driven by positive stock selection in the Financials, Health Care, and Industrials sectors, partially offset by negative security selection in the Information Technology sector.

  Top Relative Contributors ↑

  Top Relative Detractors ↓

  Sectors:

  Financials (overweight)

  Health Care (overweight)

  Industrials (underweight)

  Stocks:

  Novo Nordisk A/S (overweight)

  Recruit Holdings Co., Ltd. (overweight)

  3i Group plc (overweight)

  Sectors:

  Information Technology (overweight)

  Communication Services (underweight)

  Stocks:

  Shiseido Co., Ltd. (overweight)

  SAP SE (underweight)

  MatsukiyoCocokara & Co. (overweight)

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Line Graph [Table Text Block]
	Institutional shares	MSCI EAFE Net Total Return USD Index
7/31/2014	$500,000	$500,000
8/31/2014	$507,246	$499,231
9/30/2014	$485,507	$480,040
10/31/2014	$484,903	$473,070
11/30/2014	$493,357	$479,505
12/31/2014	$478,530	$462,894
1/31/2015	$490,867	$465,157
2/28/2015	$516,839	$492,964
3/31/2015	$507,749	$485,476
4/30/2015	$524,630	$505,297
5/31/2015	$525,929	$502,711
6/30/2015	$516,429	$488,467
7/31/2015	$526,210	$498,609
8/31/2015	$494,911	$461,930
9/30/2015	$477,958	$438,475
10/31/2015	$511,864	$472,751
11/30/2015	$499,475	$465,396
12/31/2015	$489,438	$459,125
1/31/2016	$466,548	$425,924
2/29/2016	$455,776	$418,121
3/31/2016	$496,170	$445,327
4/30/2016	$504,922	$458,220
5/31/2016	$502,902	$454,057
6/30/2016	$478,897	$438,816
7/31/2016	$501,281	$461,055
8/31/2016	$503,316	$461,382
9/30/2016	$510,778	$467,050
10/31/2016	$508,065	$457,497
11/30/2016	$491,785	$448,385
12/31/2016	$507,123	$463,718
1/31/2017	$527,822	$477,169
2/28/2017	$538,861	$483,992
3/31/2017	$554,731	$497,316
4/30/2017	$574,050	$509,948
5/31/2017	$590,609	$528,663
6/30/2017	$588,216	$527,711
7/31/2017	$605,537	$542,909
8/31/2017	$606,922	$542,692
9/30/2017	$615,236	$556,205
10/31/2017	$624,936	$564,659
11/30/2017	$624,243	$570,588
12/31/2017	$632,805	$579,775
1/31/2018	$671,911	$608,879
2/28/2018	$639,204	$581,419
3/31/2018	$629,250	$570,953
4/30/2018	$637,782	$583,971
5/31/2018	$621,429	$570,832
6/30/2018	$606,187	$563,868
7/31/2018	$621,181	$577,739
8/31/2018	$606,187	$566,589
9/30/2018	$610,471	$571,518
10/31/2018	$559,777	$526,025
11/30/2018	$560,491	$525,341
12/31/2018	$532,014	$499,862
1/31/2019	$571,896	$532,703
2/28/2019	$580,926	$546,287
3/31/2019	$586,194	$549,729
4/30/2019	$598,234	$565,176
5/31/2019	$565,124	$538,048
6/30/2019	$600,479	$569,954
7/31/2019	$580,840	$562,715
8/31/2019	$561,957	$548,141
9/30/2019	$580,085	$563,873
10/31/2019	$597,457	$584,116
11/30/2019	$605,011	$590,716
12/31/2019	$623,872	$609,914
1/31/2020	$607,515	$597,167
2/29/2020	$556,889	$543,183
3/31/2020	$468,877	$470,668
4/30/2020	$500,032	$501,074
5/31/2020	$528,071	$522,870
6/30/2020	$539,754	$540,648
7/31/2020	$563,120	$553,245
8/31/2020	$589,602	$581,682
9/30/2020	$577,919	$566,558
10/31/2020	$558,447	$543,952
11/30/2020	$632,439	$628,265
12/31/2020	$661,960	$657,479
1/31/2021	$653,301	$650,477
2/28/2021	$666,682	$665,067
3/31/2021	$688,721	$680,357
4/30/2021	$702,102	$700,829
5/31/2021	$732,799	$723,683
6/30/2021	$723,001	$715,542
7/31/2021	$730,955	$720,930
8/31/2021	$746,067	$733,647
9/30/2021	$708,684	$712,357
10/31/2021	$726,183	$729,881
11/30/2021	$700,730	$695,941
12/31/2021	$736,903	$731,573
1/31/2022	$700,018	$696,224
2/28/2022	$681,576	$683,900
3/31/2022	$675,161	$688,298
4/30/2022	$621,437	$643,765
5/31/2022	$623,040	$648,593
6/30/2022	$557,236	$588,404
7/31/2022	$592,977	$617,706
8/31/2022	$558,048	$588,365
9/30/2022	$506,061	$533,353
10/31/2022	$534,491	$562,037
11/30/2022	$592,977	$625,322
12/31/2022	$585,857	$625,823
1/31/2023	$641,064	$676,514
2/28/2023	$620,464	$662,375
3/31/2023	$632,824	$678,802
4/30/2023	$645,184	$697,944
5/31/2023	$614,696	$668,421
6/30/2023	$652,150	$698,834
7/31/2023	$674,000	$721,476
8/31/2023	$648,788	$693,837
9/30/2023	$626,097	$670,135
10/31/2023	$604,247	$642,968
11/30/2023	$669,798	$702,648
12/31/2023	$713,599	$739,980
1/31/2024	$712,752	$744,242
2/29/2024	$730,550	$757,865
3/31/2024	$761,060	$782,791
4/30/2024	$739,025	$762,745
5/31/2024	$782,247	$792,263
6/30/2024	$762,437	$779,472
7/31/2024	$782,274	$802,339

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Institutional shares	16.06%	6.14%	4.58%
MSCI EAFE Net Total Return USD Index	11.21%	7.36%	4.84%

Material Change Date		Jul. 31, 2023
AssetsNet	$ 818,184,902
Holdings Count | Holding	172
Advisory Fees Paid, Amount	$ 6,921,818
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$818,184,902
Total number of portfolio holdings	172
Portfolio turnover rate	89%
Total advisory fees paid	$6,921,818

Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Novo Nordisk A/S, Class B	4.1%
Novartis AG	4.0%
3i Group PLC	2.2%
Recruit Holdings Co., Ltd.	2.2%
MS&AD Insurance Group Holdings, Inc.	2.2%
Banco Santander SA	2.1%
InterContinental Hotels Group PLC	2.0%
adidas AG	1.8%
Bayerische Motoren Werke AG	1.8%
Fast Retailing Co., Ltd.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s prospectus at domini.com/funddocuments.

Reduction in management fee: As of August 1, 2024, the Fund’s management fee schedule decreased from a management fee rate schedule of: 0.96% of the first $250 million of net assets managed, 0.88% of the next $250 million of net assets managed, and 0.785% of the next $500 million of net assets managed; to 0.94% of the first $250 million of net assets managed, 0.83% of the next $250 million of net assets managed, and 0.75% of the next $250 million of net assets managed, and 0.70% of net assets managed in excess of $1 billion.

Portfolio Manager update: Effective on February 6, 2024, Mark Yarger, CFA, was added as a portfolio manager of the Fund. Effective June 30, 2024, David Elliott retired as a portfolio manager of the Fund.

Material Fund Change Expenses [Text Block]

Reduction in management fee: As of August 1, 2024, the Fund’s management fee schedule decreased from a management fee rate schedule of: 0.96% of the first $250 million of net assets managed, 0.88% of the next $250 million of net assets managed, and 0.785% of the next $500 million of net assets managed; to 0.94% of the first $250 million of net assets managed, 0.83% of the next $250 million of net assets managed, and 0.75% of the next $250 million of net assets managed, and 0.70% of net assets managed in excess of $1 billion.

Material Fund Change Adviser [Text Block]

Portfolio Manager update: Effective on February 6, 2024, Mark Yarger, CFA, was added as a portfolio manager of the Fund. Effective June 30, 2024, David Elliott retired as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s prospectus at domini.com/funddocuments.
C000039201
Shareholder Report [Line Items]
Fund Name	Domini Impact International Equity Fund
Class Name	INVESTOR SHARES
Trading Symbol	DOMIX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Domini Impact International Equity Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$141	1.31%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Investor Shares returned 15.59% for the trailing twelve months ended July 31, 2024, outperforming the MSCI EAFE Net Total Return Index (the “benchmark”), which returned 11.21%.

Equities generally experienced strong positive returns over the period, boosted by falling inflation, resilient economic data, and expectations for lower interest rates. Mega-capitalization and growth stocks outperformed, with swelling enthusiasm around artificial intelligence (AI) driving particularly strong results for large technology stocks.

The Fund’s subadviser, Wellington Management, selects Domini-approved securities and manages investment risk using proprietary quantitative models. Security selections made using Wellington Management’s Quantitative Equity model drove outperformance during the period, with all three of the model’s main factor themes—momentum, quality, and value—contributing positively. This was partially offset by a negative impact from the Fund’s underweight to size (i.e., investing in companies on average with a smaller market capitalization relative to the companies in the benchmark). From a sector perspective, outperformance was driven by positive stock selection in the Financials, Health Care, and Industrials sectors, partially offset by negative security selection in the Information Technology sector.

  Top Relative Contributors ↑

  Top Relative Detractors ↓

  Sectors:

  Financials (overweight)

  Health Care (overweight)

  Industrials (underweight)

  Stocks:

  Novo Nordisk A/S (overweight)

  Recruit Holdings Co., Ltd. (overweight)

  3i Group plc (overweight)

  Sectors:

  Information Technology (overweight)

  Communication Services (underweight)

  Stocks:

  Shiseido Co., Ltd. (overweight)

  SAP SE (underweight)

  MatsukiyoCocokara & Co. (overweight)

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Line Graph [Table Text Block]
	Investor shares	MSCI EAFE Net Total Return USD Index
7/31/2014	$10,000	$10,000
8/31/2014	$10,133	$9,985
9/30/2014	$9,697	$9,601
10/31/2014	$9,685	$9,461
11/30/2014	$9,843	$9,590
12/31/2014	$9,556	$9,258
1/31/2015	$9,789	$9,303
2/28/2015	$10,308	$9,859
3/31/2015	$10,113	$9,710
4/30/2015	$10,450	$10,106
5/31/2015	$10,476	$10,054
6/30/2015	$10,283	$9,769
7/31/2015	$10,465	$9,972
8/31/2015	$9,841	$9,239
9/30/2015	$9,503	$8,770
10/31/2015	$10,179	$9,455
11/30/2015	$9,919	$9,308
12/31/2015	$9,724	$9,183
1/31/2016	$9,270	$8,518
2/29/2016	$9,042	$8,362
3/31/2016	$9,845	$8,907
4/30/2016	$10,019	$9,164
5/31/2016	$9,965	$9,081
6/30/2016	$9,499	$8,776
7/31/2016	$9,930	$9,221
8/31/2016	$9,970	$9,228
9/30/2016	$10,118	$9,341
10/31/2016	$10,051	$9,150
11/30/2016	$9,728	$8,968
12/31/2016	$10,021	$9,274
1/31/2017	$10,443	$9,543
2/28/2017	$10,648	$9,680
3/31/2017	$10,962	$9,946
4/30/2017	$11,357	$10,199
5/31/2017	$11,684	$10,573
6/30/2017	$11,620	$10,554
7/31/2017	$11,976	$10,858
8/31/2017	$11,989	$10,854
9/30/2017	$12,140	$11,124
10/31/2017	$12,331	$11,293
11/30/2017	$12,317	$11,412
12/31/2017	$12,486	$11,595
1/31/2018	$13,241	$12,178
2/28/2018	$12,598	$11,628
3/31/2018	$12,402	$11,419
4/30/2018	$12,570	$11,679
5/31/2018	$12,249	$11,417
6/30/2018	$11,944	$11,277
7/31/2018	$12,224	$11,555
8/31/2018	$11,930	$11,332
9/30/2018	$12,014	$11,430
10/31/2018	$11,018	$10,521
11/30/2018	$11,018	$10,507
12/31/2018	$10,446	$9,997
1/31/2019	$11,240	$10,654
2/28/2019	$11,401	$10,926
3/31/2019	$11,519	$10,995
4/30/2019	$11,739	$11,304
5/31/2019	$11,093	$10,761
6/30/2019	$11,774	$11,399
7/31/2019	$11,391	$11,254
8/31/2019	$11,009	$10,963
9/30/2019	$11,362	$11,277
10/31/2019	$11,700	$11,682
11/30/2019	$11,847	$11,814
12/31/2019	$12,217	$12,198
1/31/2020	$11,900	$11,943
2/29/2020	$10,888	$10,864
3/31/2020	$9,166	$9,413
4/30/2020	$9,770	$10,021
5/31/2020	$10,314	$10,457
6/30/2020	$10,540	$10,813
7/31/2020	$10,993	$11,065
8/31/2020	$11,507	$11,634
9/30/2020	$11,280	$11,331
10/31/2020	$10,888	$10,879
11/30/2020	$12,337	$12,565
12/31/2020	$12,917	$13,150
1/31/2021	$12,734	$13,010
2/28/2021	$12,992	$13,301
3/31/2021	$13,417	$13,607
4/30/2021	$13,660	$14,017
5/31/2021	$14,252	$14,474
6/30/2021	$14,065	$14,311
7/31/2021	$14,218	$14,419
8/31/2021	$14,494	$14,673
9/30/2021	$13,775	$14,247
10/31/2021	$14,096	$14,598
11/30/2021	$13,606	$13,919
12/31/2021	$14,297	$14,631
1/31/2022	$13,575	$13,924
2/28/2022	$13,222	$13,678
3/31/2022	$13,084	$13,766
4/30/2022	$12,039	$12,875
5/31/2022	$12,070	$12,972
6/30/2022	$10,786	$11,768
7/31/2022	$11,484	$12,354
8/31/2022	$10,786	$11,767
9/30/2022	$9,793	$10,667
10/31/2022	$10,336	$11,241
11/30/2022	$11,469	$12,506
12/31/2022	$11,317	$12,516
1/31/2023	$12,381	$13,530
2/28/2023	$11,974	$13,247
3/31/2023	$12,209	$13,576
4/30/2023	$12,444	$13,959
5/31/2023	$11,864	$13,368
6/30/2023	$12,583	$13,977
7/31/2023	$12,997	$14,430
8/31/2023	$12,503	$13,877
9/30/2023	$12,057	$13,403
10/31/2023	$11,627	$12,859
11/30/2023	$12,901	$14,053
12/31/2023	$13,737	$14,800
1/31/2024	$13,705	$14,885
2/29/2024	$14,057	$15,157
3/31/2024	$14,649	$15,656
4/30/2024	$14,201	$15,255
5/31/2024	$15,033	$15,845
6/30/2024	$14,650	$15,589
7/31/2024	$15,024	$16,047

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Investor shares	15.59%	5.69%	4.15%
MSCI EAFE Net Total Return USD Index	11.21%	7.36%	4.84%

Material Change Date		Jul. 31, 2023
AssetsNet	$ 818,184,902
Holdings Count | Holding	172
Advisory Fees Paid, Amount	$ 6,921,818
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$818,184,902
Total number of portfolio holdings	172
Portfolio turnover rate	89%
Total advisory fees paid	$6,921,818

Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Novo Nordisk A/S, Class B	4.1%
Novartis AG	4.0%
3i Group PLC	2.2%
Recruit Holdings Co., Ltd.	2.2%
MS&AD Insurance Group Holdings, Inc.	2.2%
Banco Santander SA	2.1%
InterContinental Hotels Group PLC	2.0%
adidas AG	1.8%
Bayerische Motoren Werke AG	1.8%
Fast Retailing Co., Ltd.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s prospectus at domini.com/funddocuments.

Reduction in management fee: As of August 1, 2024, the Fund’s management fee schedule decreased from a management fee rate schedule of: 0.96% of the first $250 million of net assets managed, 0.88% of the next $250 million of net assets managed, and 0.785% of the next $500 million of net assets managed; to 0.94% of the first $250 million of net assets managed, 0.83% of the next $250 million of net assets managed, and 0.75% of the next $250 million of net assets managed, and 0.70% of net assets managed in excess of $1 billion.

Portfolio Manager update: Effective on February 6, 2024, Mark Yarger, CFA, was added as a portfolio manager of the Fund. Effective June 30, 2024, David Elliott retired as a portfolio manager of the Fund.

Material Fund Change Expenses [Text Block]

Reduction in management fee: As of August 1, 2024, the Fund’s management fee schedule decreased from a management fee rate schedule of: 0.96% of the first $250 million of net assets managed, 0.88% of the next $250 million of net assets managed, and 0.785% of the next $500 million of net assets managed; to 0.94% of the first $250 million of net assets managed, 0.83% of the next $250 million of net assets managed, and 0.75% of the next $250 million of net assets managed, and 0.70% of net assets managed in excess of $1 billion.

Material Fund Change Adviser [Text Block]

Portfolio Manager update: Effective on February 6, 2024, Mark Yarger, CFA, was added as a portfolio manager of the Fund. Effective June 30, 2024, David Elliott retired as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s prospectus at domini.com/funddocuments.
C000222806
Shareholder Report [Line Items]
Fund Name	Domini International Opportunities Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	LEADX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Domini International Opportunities Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$122	1.15%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Institutional Shares returned 11.75% for the trailing twelve months ended July 31, 2024, outperforming the MSCI EAFE Net Total Return Index (the “benchmark”), which returned 11.21%.

Equities generally experienced strong positive returns over the period, boosted by falling inflation, resilient economic data, and expectations for lower interest rates. Mega-capitalization and growth stocks outperformed, with swelling enthusiasm around artificial intelligence (AI) driving particularly strong results for large technology stocks.

Sector allocations and stock selection both contributed to outperformance relative to the benchmark. The positive sector allocation impact was largely attributable to the Fund’s overweight to Information Technology and underweight to Consumer Staples. Positive security selection was driven by outperformance in Health Care and Materials, partially offset by underperformance in Financials. The top individual contributor was an overweight position in Danish pharmaceutical company Novo Nordisk, which has experienced blockbuster sales for its weight-loss and diabetes medications.

  Top Relative Contributors ↑

  Top Relative Detractors ↓

  Sectors:

  Health Care (overweight)

  Consumer Staples (underweight)

  Materials (overweight)

  Stocks:

  Novo Nordisk A/S (overweight)

  Nestlé S.A. (ineligible, not held)

  LVMH Moët Hennessy Louis Vuitton (ineligible,

    not held)

  Sectors:

  Financials (overweight)

  Industrials (overweight)

  Communication Services (underweight)

  Stocks:

  AIA Group Limited (overweight)

  BYD Company Ltd. (out-of-benchmark)

  Hitachi, Ltd. (ineligible, not held)

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Line Graph [Table Text Block]
	Institutional shares	MSCI EAFE Net Total Return USD Index
11/30/2020	$500,000	$500,000
12/31/2020	$519,000	$516,657
1/31/2021	$511,500	$511,129
2/28/2021	$517,500	$522,593
3/31/2021	$523,500	$534,608
4/30/2021	$535,500	$550,694
5/31/2021	$551,500	$568,652
6/30/2021	$551,686	$562,255
7/31/2021	$557,217	$566,489
8/31/2021	$574,819	$576,482
9/30/2021	$550,680	$559,752
10/31/2021	$571,299	$573,522
11/30/2021	$547,662	$546,853
12/31/2021	$569,745	$574,852
1/31/2022	$529,630	$547,075
2/28/2022	$508,810	$537,392
3/31/2022	$511,349	$540,848
4/30/2022	$471,233	$505,855
5/31/2022	$478,342	$509,649
6/30/2022	$434,287	$462,353
7/31/2022	$458,869	$485,378
8/31/2022	$429,678	$462,323
9/30/2022	$389,219	$419,096
10/31/2022	$410,217	$441,635
11/30/2022	$458,869	$491,363
12/31/2022	$450,429	$491,756
1/31/2023	$489,374	$531,578
2/28/2023	$477,588	$520,521
3/31/2023	$495,011	$533,430
4/30/2023	$506,285	$548,473
5/31/2023	$491,424	$525,273
6/30/2023	$510,649	$549,173
7/31/2023	$522,548	$566,966
8/31/2023	$497,714	$545,245
9/30/2023	$477,019	$526,621
10/31/2023	$462,533	$505,293
11/30/2023	$511,166	$552,194
12/31/2023	$536,912	$581,532
1/31/2024	$538,470	$584,882
2/29/2024	$558,721	$595,587
3/31/2024	$574,818	$615,176
4/30/2024	$554,047	$599,422
5/31/2024	$580,010	$622,638
6/30/2024	$569,822	$612,586
7/31/2024	$583,963	$630,557

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception (11/30/20)
Institutional shares	11.75%	4.33%
MSCI EAFE Net Total Return USD Index	11.21%	6.51%

AssetsNet	$ 24,336,020
Holdings Count | Holding	289
Advisory Fees Paid, Amount	$ 195,847
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$24,336,020
Total number of portfolio holdings	289
Portfolio turnover rate	17%
Total advisory fees paid	$195,847

Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Novo Nordisk A/S, Class B	5.3%
ASML Holding NV	4.3%
Novartis AG	2.8%
AstraZeneca PLC	2.8%
SAP SE	2.6%
Linde PLC	2.5%
Toyota Motor Corp.	2.4%
Commonwealth Bank of Australia	1.8%
Unilever PLC	1.8%
Siemens AG	1.7%

Material Fund Change [Text Block]
C000222805
Shareholder Report [Line Items]
Fund Name	Domini International Opportunities Fund
Class Name	INVESTOR SHARES
Trading Symbol	RISEX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Domini International Opportunities Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$148	1.40%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s Investor Shares returned 11.52% for the trailing twelve months ended July 31, 2024, outperforming the MSCI EAFE Net Total Return Index (the “benchmark”), which returned 11.21%.

Equities generally experienced strong positive returns over the period, boosted by falling inflation, resilient economic data, and expectations for lower interest rates. Mega-capitalization and growth stocks outperformed, with swelling enthusiasm around artificial intelligence (AI) driving particularly strong results for large technology stocks.

Sector allocations and stock selection both contributed to outperformance relative to the benchmark. The positive sector allocation impact was largely attributable to the Fund’s overweight to Information Technology and underweight to Consumer Staples. Positive security selection was driven by outperformance in Health Care and Materials, partially offset by underperformance in Financials. The top individual contributor was an overweight position in Danish pharmaceutical company Novo Nordisk, which has experienced blockbuster sales for its weight-loss and diabetes medications.

  Top Relative Contributors ↑

  Top Relative Detractors ↓

  Sectors:

  Health Care (overweight)

  Consumer Staples (underweight)

  Materials (overweight)

  Stocks:

  Novo Nordisk A/S (overweight)

  Nestlé S.A. (ineligible, not held)

  LVMH Moët Hennessy Louis Vuitton (ineligible,

    not held)

  Sectors:

  Financials (overweight)

  Industrials (overweight)

  Communication Services (underweight)

  Stocks:

  AIA Group Limited (overweight)

  BYD Company Ltd. (out-of-benchmark)

  Hitachi, Ltd. (ineligible, not held)

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Line Graph [Table Text Block]
	Investor shares	MSCI EAFE Net Total Return USD Index
11/30/2020	$10,000	$10,000
12/31/2020	$10,380	$10,333
1/31/2021	$10,230	$10,223
2/28/2021	$10,340	$10,452
3/31/2021	$10,460	$10,692
4/30/2021	$10,700	$11,014
5/31/2021	$11,020	$11,373
6/30/2021	$11,011	$11,245
7/31/2021	$11,131	$11,330
8/31/2021	$11,483	$11,530
9/30/2021	$10,991	$11,195
10/31/2021	$11,403	$11,470
11/30/2021	$10,921	$10,937
12/31/2021	$11,371	$11,497
1/31/2022	$10,561	$10,942
2/28/2022	$10,146	$10,748
3/31/2022	$10,187	$10,817
4/30/2022	$9,397	$10,117
5/31/2022	$9,539	$10,193
6/30/2022	$8,652	$9,247
7/31/2022	$9,141	$9,708
8/31/2022	$8,560	$9,246
9/30/2022	$7,754	$8,382
10/31/2022	$8,172	$8,833
11/30/2022	$9,131	$9,827
12/31/2022	$8,968	$9,835
1/31/2023	$9,733	$10,632
2/28/2023	$9,509	$10,410
3/31/2023	$9,845	$10,669
4/30/2023	$10,060	$10,969
5/31/2023	$9,764	$10,505
6/30/2023	$10,148	$10,983
7/31/2023	$10,384	$11,339
8/31/2023	$9,901	$10,905
9/30/2023	$9,479	$10,532
10/31/2023	$9,190	$10,106
11/30/2023	$10,158	$11,044
12/31/2023	$10,661	$11,631
1/31/2024	$10,702	$11,698
2/29/2024	$11,094	$11,912
3/31/2024	$11,413	$12,304
4/30/2024	$10,991	$11,988
5/31/2024	$11,516	$12,453
6/30/2024	$11,300	$12,252
7/31/2024	$11,581	$12,611

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception (11/30/20)
Investor shares	11.52%	4.09%
MSCI EAFE Net Total Return USD Index	11.21%	6.51%

AssetsNet	$ 24,336,020
Holdings Count | Holding	289
Advisory Fees Paid, Amount	$ 195,847
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$24,336,020
Total number of portfolio holdings	289
Portfolio turnover rate	17%
Total advisory fees paid	$195,847

Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Novo Nordisk A/S, Class B	5.3%
ASML Holding NV	4.3%
Novartis AG	2.8%
AstraZeneca PLC	2.8%
SAP SE	2.6%
Linde PLC	2.5%
Toyota Motor Corp.	2.4%
Commonwealth Bank of Australia	1.8%
Unilever PLC	1.8%
Siemens AG	1.7%

Material Fund Change [Text Block]